Information Concerning Guarantor and Non-Guarantor Subsidiaries - Condensed Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
ASSETS:
Property and equipment, net of accumulated depreciation	$ 2,103,975	$ 2,148,999
Cash and cash equivalents - unrestricted	44,400	97,170	29,504	44,388
Cash and cash equivalents - restricted	14,483	6,210
Notes receivable	151,978	149,400
Trade receivables, less allowance	74,450	55,343
Deferred financing costs	22,254	11,347
Prepaid expenses and other assets	55,345	63,982
Intercompany receivables, net
Investments
Total assets	2,466,885	2,532,451
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations	1,154,663	1,031,863
Accounts payable and accrued liabilities	147,438	218,461
Deferred income tax liabilities, net	38,274	88,938
Deferred management rights proceeds	184,884	186,346
Dividends payable	25,600
Other liabilities	126,018	153,245
Intercompany payables, net
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	507	526
Additional paid-in-capital	1,264,208	1,250,975
Treasury stock	(7,234)	(7,234)
Accumulated deficit	(452,442)	(366,066)
Accumulated other comprehensive loss	(15,031)	(24,603)
Total stockholders' equity	790,008	853,598
Total liabilities and stockholders' equity	2,466,885	2,532,451
Parent Guarantor [Member]
ASSETS:
Property and equipment, net of accumulated depreciation
Cash and cash equivalents - unrestricted			25,843	37,562
Cash and cash equivalents - restricted
Notes receivable
Trade receivables, less allowance
Deferred financing costs
Prepaid expenses and other assets
Intercompany receivables, net	222,740	485,219
Investments	1,998,489	1,202,809
Total assets	2,221,229	1,688,028
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations	340,376	485,219
Accounts payable and accrued liabilities	(69)
Deferred income tax liabilities, net	(39)	(386)
Deferred management rights proceeds
Dividends payable	25,600
Other liabilities
Intercompany payables, net	725,329
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	507	526
Additional paid-in-capital	1,264,208	1,250,975
Treasury stock	(7,234)	(7,234)
Accumulated deficit	(127,449)	(41,072)
Accumulated other comprehensive loss
Total stockholders' equity	1,130,032	1,203,195
Total liabilities and stockholders' equity	2,221,229	1,688,028
Issuer [Member]
ASSETS:
Property and equipment, net of accumulated depreciation
Cash and cash equivalents - unrestricted	648
Cash and cash equivalents - restricted
Notes receivable
Trade receivables, less allowance
Deferred financing costs	22,254	11,347
Prepaid expenses and other assets	332
Intercompany receivables, net
Investments	2,767,163	2,771,696
Total assets	2,790,397	2,783,043
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations	813,000	545,000
Accounts payable and accrued liabilities	10,710	15,514
Deferred income tax liabilities, net		(1,448)
Deferred management rights proceeds
Dividends payable
Other liabilities
Intercompany payables, net	245,438	485,219
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	1
Additional paid-in-capital	1,741,704	1,741,704
Treasury stock
Accumulated deficit	(20,456)	(2,946)
Accumulated other comprehensive loss
Total stockholders' equity	1,721,249	1,738,758
Total liabilities and stockholders' equity	2,790,397	2,783,043
Guarantors [Member]
ASSETS:
Property and equipment, net of accumulated depreciation	1,768,390	1,798,827
Cash and cash equivalents - unrestricted		(595)
Cash and cash equivalents - restricted
Notes receivable
Trade receivables, less allowance
Deferred financing costs
Prepaid expenses and other assets	116,262
Intercompany receivables, net	706,751
Investments	526,644	1,208,937
Total assets	3,118,047	3,007,169
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations
Accounts payable and accrued liabilities	(500)	(1,535)
Deferred income tax liabilities, net		99,674
Deferred management rights proceeds
Dividends payable
Other liabilities	71,791	83,477
Intercompany payables, net	1,707
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	1
Additional paid-in-capital	2,803,623	2,803,618
Treasury stock
Accumulated deficit	241,425	21,935
Accumulated other comprehensive loss
Total stockholders' equity	3,045,049	2,825,553
Total liabilities and stockholders' equity	3,118,047	3,007,169
Non-Guarantors [Member]
ASSETS:
Property and equipment, net of accumulated depreciation	335,585	350,172
Cash and cash equivalents - unrestricted	43,752	97,765	3,661	6,826
Cash and cash equivalents - restricted	14,483	6,210
Notes receivable	151,978	149,400
Trade receivables, less allowance	74,450	55,343
Deferred financing costs
Prepaid expenses and other assets	56,325	64,119
Intercompany receivables, net	42,983
Investments	429,811	450,261
Total assets	1,149,367	1,173,270
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations	1,287	1,644
Accounts payable and accrued liabilities	255,157	204,904
Deferred income tax liabilities, net	38,313	(8,902)
Deferred management rights proceeds	184,884	186,346
Dividends payable
Other liabilities	53,941	69,483
Intercompany payables, net
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	2,388	2,388
Additional paid-in-capital	1,184,033	1,184,041
Treasury stock
Accumulated deficit	(555,605)	(442,031)
Accumulated other comprehensive loss	(15,031)	(24,603)
Total stockholders' equity	615,785	719,795
Total liabilities and stockholders' equity	1,149,367	1,173,270
Eliminations [Member]
ASSETS:
Property and equipment, net of accumulated depreciation
Cash and cash equivalents - unrestricted
Cash and cash equivalents - restricted
Notes receivable
Trade receivables, less allowance
Deferred financing costs
Prepaid expenses and other assets	(117,574)	(137)
Intercompany receivables, net	(972,474)	(485,219)
Investments	(5,722,107)	(5,633,703)
Total assets	(6,812,155)	(6,119,059)
LIABILITIES AND STOCKHOLDERS' EQUITY:
Debt and capital lease obligations
Accounts payable and accrued liabilities	(117,860)	(422)
Deferred income tax liabilities, net
Deferred management rights proceeds
Dividends payable
Other liabilities	286	285
Intercompany payables, net	(972,474)	(485,219)
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock	(2,390)	(2,388)
Additional paid-in-capital	(5,729,360)	(5,729,363)
Treasury stock
Accumulated deficit	9,643	98,048
Accumulated other comprehensive loss
Total stockholders' equity	(5,722,107)	(5,633,703)
Total liabilities and stockholders' equity	$ (6,812,155)	$ (6,119,059)